Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Materials Portfolio
March 31, 2022
VMATP-NPRT1-0522
1.856923.114
Common Stocks - 98.6%
	Shares	Value ($)
Chemicals - 62.4%
Commodity Chemicals - 7.2%
LyondellBasell Industries NV Class A	24,960	2,566,387
Olin Corp.	46,422	2,426,942
Tronox Holdings PLC	189,740	3,754,955
		8,748,284
Diversified Chemicals - 1.0%
Huntsman Corp.	31,000	1,162,810
Fertilizers & Agricultural Chemicals - 17.1%
CF Industries Holdings, Inc.	69,400	7,152,364
Corteva, Inc.	78,100	4,489,188
FMC Corp.	5,889	774,816
Nutrien Ltd.	37,900	3,917,480
The Mosaic Co.	59,600	3,963,400
The Scotts Miracle-Gro Co. Class A (a)	4,100	504,136
		20,801,384
Industrial Gases - 14.2%
Air Products & Chemicals, Inc.	17,588	4,395,417
Linde PLC	40,200	12,841,083
		17,236,500
Specialty Chemicals - 22.9%
Albemarle Corp. U.S.	21,090	4,664,054
Ashland Global Holdings, Inc. (a)	6,300	619,983
DuPont de Nemours, Inc.	48,814	3,591,734
Eastman Chemical Co.	7,100	795,626
Ecolab, Inc.	23,303	4,114,378
Element Solutions, Inc.	39,900	873,810
International Flavors & Fragrances, Inc.	23,160	3,041,603
Livent Corp. (a)(b)	38,400	1,001,088
PPG Industries, Inc.	18,400	2,411,688
RPM International, Inc.	12,200	993,568
Sherwin-Williams Co.	19,974	4,985,910
Wacker Chemie AG	3,900	667,650
		27,761,092
TOTAL CHEMICALS		75,710,070
Construction Materials - 4.7%
Construction Materials - 4.7%
Martin Marietta Materials, Inc.	6,326	2,434,814
Summit Materials, Inc. (b)	26,429	820,885
Vulcan Materials Co.	13,250	2,434,025
		5,689,724
Containers & Packaging - 7.4%
Metal & Glass Containers - 5.1%
Aptargroup, Inc.	9,200	1,081,000
Ball Corp.	29,300	2,637,000
Crown Holdings, Inc.	19,919	2,491,668
		6,209,668
Paper Packaging - 2.3%
Avery Dennison Corp.	10,000	1,739,700
Packaging Corp. of America	6,900	1,077,159
		2,816,859
TOTAL CONTAINERS & PACKAGING		9,026,527
Metals & Mining - 22.7%
Aluminum - 4.3%
Alcoa Corp.	57,700	5,194,731
Copper - 9.4%
First Quantum Minerals Ltd.	84,520	2,926,069
Freeport-McMoRan, Inc.	155,340	7,726,612
Lundin Mining Corp.	75,460	764,771
		11,417,452
Diversified Metals & Mining - 0.2%
Compass Minerals International, Inc.	4,200	263,718
Gold - 5.4%
Newmont Corp.	71,070	5,646,512
Royal Gold, Inc.	6,120	864,634
		6,511,146
Steel - 3.4%
Commercial Metals Co.	32,351	1,346,449
Reliance Steel & Aluminum Co.	10,600	1,943,510
Steel Dynamics, Inc.	10,100	842,643
		4,132,602
TOTAL METALS & MINING		27,519,649
Paper & Forest Products - 1.4%
Forest Products - 1.4%
Louisiana-Pacific Corp.	16,800	1,043,616
West Fraser Timber Co. Ltd.	7,300	600,630
		1,644,246
TOTAL COMMON STOCKS (Cost $89,001,481)		119,590,216

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	1,237,555	1,237,803
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	1,821,818	1,822,000
TOTAL MONEY MARKET FUNDS (Cost $3,059,803)		3,059,803

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $92,061,284)	122,650,019
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,365,147)
NET ASSETS - 100.0%	121,284,872

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	1,949,590	13,191,711	13,903,498	344	-	-	1,237,803	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	341,175	2,579,641	1,098,816	252	-	-	1,822,000	0.0%
Total	2,290,765	15,771,352	15,002,314	596	-	-	3,059,803

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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